Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

January 19, 2022

Filed via EDGAR (CIK # 0001655589)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:   Franklin Templeton ETF Trust (“Registrant”)

File Nos. 333-208873 and 811-23124

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 76/80 (the “Amendment”) to the Registrant's Registration Statement on Form N-1A. The Amendment is being submitted to register a new series of shares of the Registrant, designated as Martin Currie International Sustainable Equity ETF (the “Fund”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating other timely information contained in the prospectus and statement of additional information relating to the Fund.

Please direct any questions or comments relating to this filing to me at (215) 564-8521.

Sincerely,

/s/ J. Stephen Feinour, Jr.

J. Stephen Feinour, Jr., Esq.